Income Taxes - Income Components (Table) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Income Taxes [Abstract]
Domestic income/ (loss) (Marshall Islands)	$ 170,645	$ (67,582)	$ 190,940
Foreign loss	(62,731)	(20,797)	(68,214)
Total income/(loss) before taxes	$ 107,914	$ (88,379)	$ 122,726